UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $879,308 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    18788   750000 SH  PUT  SOLE                   750000        0        0
AETNA INC NEW                  COM              00817Y108    39575  1579835 SH       SOLE                  1579835        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    12932   729000 SH       SOLE                   729000        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    29853   815000 SH       SOLE                   815000        0        0
AON CORP                       COM              037389103    33579   886700 SH       SOLE                   886700        0        0
ARCH CAP GROUP LTD             ORD              G0450A105     9724   166000 SH       SOLE                   166000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    21780  1650000 SH       SOLE                  1650000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    10140  1000000 SH  CALL SOLE                  1000000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     4624   456000 SH       SOLE                   456000        0        0
E TRADE FINANCIAL CORP         COM              269246104     9600  7500000 SH       SOLE                  7500000        0        0
FIRST AMERN CORP CALIF         COM              318522307    39305  1517000 SH       SOLE                  1517000        0        0
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376A103    10265   500000 SH       SOLE                   500000        0        0
HEWLETT PACKARD CO             COM              428236103    73589  1903977 SH       SOLE                  1903977        0        0
JPMORGAN CHASE & CO            COM              46625H100     9380   275000 SH       SOLE                   275000        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     1018  2545850 SH       SOLE                  2545850        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    17288  1908220 SH       SOLE                  1908220        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     4521  1100000 SH       SOLE                  1100000        0        0
MBIA INC                       COM              55262C100     6495  1500000 SH       SOLE                  1500000        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    17494   676500 SH       SOLE                   676500        0        0
MGIC INVT CORP WIS             COM              552848103     7260  1650000 SH       SOLE                  1650000        0        0
MICROSOFT CORP                 COM              594918104    35655  1500000 SH       SOLE                  1500000        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1807   427267 SH       SOLE                   427267        0        0
PACCAR INC                     COM              693718108     8108   250000 SH  CALL SOLE                   250000        0        0
PFIZER INC                     COM              717081103    11250   750000 SH       SOLE                   750000        0        0
PHILIP MORRIS INTL INC         COM              718172109    15267   350000 SH       SOLE                   350000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    36380  1000000 SH  PUT  SOLE                  1000000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552     2952   150000 SH       SOLE                   150000        0        0
QUALCOMM INC                   COM              747525103    31588   698850 SH       SOLE                   698850        0        0
SCHERING PLOUGH CORP           COM              806605101     5024   200000 SH       SOLE                   200000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20971   230000 SH       SOLE                   230000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    44678   490000 SH  CALL SOLE                   490000        0        0
SPDR TR                        UNIT SER 1       78462F103   149879  1630000 SH  PUT  SOLE                  1630000        0        0
SUPERVALU INC                  COM              868536103     9065   700000 SH       SOLE                   700000        0        0
SYMANTEC CORP                  COM              871503108    28008  1800000 SH       SOLE                  1800000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    35287  1908416 SH       SOLE                  1908416        0        0
WYETH                          COM              983024100    37220   820000 SH       SOLE                   820000        0        0
XL CAP LTD                     CL A             G98255105    28959  2526988 SH       SOLE                  2526988        0        0